Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Consolidated Summary of Investments Other Than Investments in Related Parties

Lincoln Benefit Life Company

(A Wholly Owned Subsidiary of Resolution Life, Inc.)

Schedule I Consolidated Summary of Investments Other Than Investments in Related Parties

December 31, 2014

($ in thousands)	Amortized Cost	Fair Value	Amount at which shown in the Consolidated Balance Sheet
Type of Investment
Fixed maturities:
Bonds:
United States Government, Government Agencies and Authorities	$1,060,065	$1,112,535	$1,112,535
States, municipalities and political subdivisions	—	—	—
Foreign governments	—	—	—
Public utilities	—	—	—
All other corporate bonds	7,279,391	7,377,745	7,377,745
Residential mortgage-backed securities	188,055	189,881	189,881
Commercial mortgage-backed securities	331,041	333,483	333,483
Asset-backed securities	373,304	377,003	377,003

Total fixed maturities	9,231,856	9,390,647	9,390,647

Other securities:
Mortgage loans	1,115,167		1,115,167
Policy loans	194,385		194,385
Derivatives	26,001		26,001
Other long-term assets	896		896
Short-term investments	361,369		361,369

Total other securities	1,697,818		1,697,818

Total investments	$10,929,674	$9,390,647	$11,088,465